Related Party Transactions (Details) - USD ($)	1 Months Ended		9 Months Ended	12 Months Ended
	Oct. 22, 2021	Feb. 25, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 19, 2021
Related Party Transactions (Details) [Line Items]
Note interest	14.00%			25.00%
Common stock price per share (in Dollars per share)				$ 0.25
Notes payable, related party			$ 0	$ 458,599	$ 307,450
Shares issued (in Shares)			2,500,000
Note receivable issued			$ 281,771
Chief Executive Officer [Member]
Related Party Transactions (Details) [Line Items]
Loan agreement						$ 237,590
Restricted Stock Units [Member]
Related Party Transactions (Details) [Line Items]
Vested shares (in Shares)		200,000
Converted into common shares (in Shares)		200,000